Cover	Aug. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2025
Entity File Number	000-56664
Entity Registrant Name	The Cannaisseur Group, Inc.
Entity Central Index Key	0001879270
Entity Tax Identification Number	86-1907561
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	650 Ponce De Leon Ave
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	(678)
Local Phone Number	626-0555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	TCRG
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false